UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21317
                                                     ---------

                              PMFM INVESTMENT TRUST
                              ---------------------
               (Exact name of registrant as specified in charter)


          1551 Jennings Mill Road, Suite 2400-A, Bogart, Georgia 30622
          ------------------------------------------------------------
              (Address of principal executive offices)      (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                         Date of fiscal year end: May 31
                                                  ------

                   Date of reporting period: November 30, 2005
                                             -----------------

Item 1. REPORTS TO STOCKHOLDERS.
        -----------------------

Semi-Annual Report 2005









                                           Tactical Preservation Portfolio Trust
                                                         Managed Portfolio Trust
                                                  Core Advantage Portfolio Trust
                                          Tactical Opportunities Portfolio Trust
                                                               November 30, 2005

                                                                     (Unaudited)






      PMFM INC.
      Personal Mutual Fund Management











This report and the financial statements contained herein are submitted for the general information of the shareholders of the PMFM Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 South Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863

--------------------------------------------------------------------------------
Investments in the PMFM Funds ("Funds") are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting its investment objective. Investment in the Funds is also subject to the following risks: market risk, management style risks, "Fund of Funds" structure limitations and expenses risks, sector risks, fixed income risks, tracking risks, ETF net asset value and market price risks, foreign securities risk, portfolio turnover risks, small capitalization companies risk and non-diversified fund risk, for PMFM Tactical Opportunities Fund only, aggressive investment techniques risk, derivative instruments risks, swaps risks and leverage risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-866-ETF-PMFM (1-866-383-7636). The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Regarding  the PMFM Tactical  Preservation,  PMFM Core  Advantage,  and Tactical
Opportunities:

Stated performance in the aforementioned funds were achieved at some or all points during the year by waiving or reimbursing part of those funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about January 28, 2006.


For More  Information  on Your  Personal  Mutual Fund  Management  (PMFM) Mutual
Funds:

        See Our Web site @ www.pmfmfunds.com
                 or
        Call Our Shareholder Services Group Toll-Free at 1-866-ETF-PMFM, (1-866-383-7636)

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Tactical Preservation Portfolio Trust
Investor Class Shares                               Beginning Account              Ending Account                Expenses Paid
Expense Example                                    Value June 1, 2005         Value November 30, 2005           During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000.00                     $1,025.70                      $12.70
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before                  $1,000.00                     $1,012.53                      $12.61
expenses)
-----------------------------------------------------------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized  expense ratio of 2.50% for the Investor Class multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

-----------------------------------------------------------------------------------------------------------------------------------
Tactical Preservation Portfolio Trust
Advisor Class Shares                               Beginning Account              Ending Account                Expenses Paid
Expense Example                                    Value June 1, 2005         Value November 30, 2005           During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000.00                     $1,021.80                      $16.47
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before                  $1,000.00                     $1,008.77                      $16.37
expenses)
-----------------------------------------------------------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized  expense ratio of 3.25% for the Investor Class multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
-----------------------------------------------------------------------------------------------------------------------------------
Managed Portfolio Trust
Investor Class Shares                              Beginning Account              Ending Account                Expenses Paid
Expense Example                                    Value June 1, 2005         Value November 30, 2005           During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000.00                      $979.30                       $9.58
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before                  $1,000.00                     $1,015.44                      $9.75
expenses)
-----------------------------------------------------------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized  expense ratio of 1.93% for the Investor Class multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
-----------------------------------------------------------------------------------------------------------------------------------
Managed Portfolio Trust                            Beginning Account              Ending Account                Expenses Paid
Advisor Class Shares
Expense Example                                    Value June 1, 2005         Value November 30, 2005           During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000.00                      $975.30                       $13.27
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before                  $1,000.00                     $1,011.63                      $13.51
expenses)
-----------------------------------------------------------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized  expense ratio of 2.68% for the Investor Class multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
-----------------------------------------------------------------------------------------------------------------------------------
Core Advantage Portfolio Trust                     Beginning Account              Ending Account                Expenses Paid
Expense Example                                    Value June 1, 2005         Value November 30, 2005           During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000.00                     $1,039.80                      $12.78
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before                  $1,000.00                     $1,012.53                      $12.61
expenses)
-----------------------------------------------------------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized  expense ratio of 2.50% for the Investor Class multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
-----------------------------------------------------------------------------------------------------------------------------------
Tactical Opportunities Portfolio Trust
Investor Class Shares                              Beginning Account              Ending Account                Expenses Paid
Expense Example                                    Value June 1, 2005         Value November 30, 2005           During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000.00                     $1,035.80                      $12.76
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before                  $1,000.00                     $1,012.53                      $12.61
expenses)
-----------------------------------------------------------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized  expense ratio of 2.50% for the Investor Class multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
-----------------------------------------------------------------------------------------------------------------------------------
Tactical Opportunities Portfolio Trust
Advisor Class Shares                               Beginning Account              Ending Account                Expenses Paid
Expense Example                                    Value June 1, 2005         Value November 30, 2005           During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000.00                     $1,031.70                      $16.55
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before                  $1,000.00                     $1,008.77                      $16.37
expenses)
-----------------------------------------------------------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized  expense ratio of 3.25% for the Investor Class multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PMFM Tactical Preservation Portfolio Trust

Schedule of Investments
(Unaudited)

As of November 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value
                                      Shares           (Note 1)
-----------------------------------------------------------------------    --------------------------------------------------------

EXCHANGE TRADED FUNDS - 51.59%                                             Summary of Investments by Industry
                                                                                                            % of
     iShares MSCI EAFE                                                     Industry                       Net Assets       Value
                                                                           --------------------------------------------------------
        Index Fund                    15,030        $    864,977           Exchange Traded Funds           51.59%       $ 8,701,119
     iShares Russell 1000                                                  Investment Company              37.64%         6,348,007
        Growth Index Fund             33,810           1,738,848           Private Investment Company       9.60%         1,618,604
                                                                           --------------------------------------------------------
     MidCap SPDR Trust Series 1       26,070           3,499,115           Total                           98.83%       $16,667,730
     Nasdaq 100 Index
        Tracking Stock                20,970             865,013
     SPDR Trust Series 1
        Index Fund                    13,820           1,733,166
                                                    ------------

Total Exchange Traded Funds
        (Cost $8,563,053)                              8,701,119
                                                    ------------

INVESTMENT COMPANY - 37.64%
     Merrimac Cash Series Fund
        (Cost $6,348,007)          6,348,007           6,348,007
                                                    ------------

PRIVATE INVESTMENT COMPANY - 9.60%
 (B)   Pamlico Short Term Income Fund
        (Cost $1,618,604)          1,618,604           1,618,604
                                                    ------------

Total Investments (Cost $16,529,664) - 98.83%         16,667,730
Other Assets less Liabilities - 1.17%                    198,643
                                                    ------------

Net Assets - 100.00%                                $ 16,866,373
                                                    ============



(B) Restricted security - A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. Restricted securities are valued according to the guidelines and procedures adopted by the Board of Trustees. The Fund currently holds
     1,618,604 shares of Pamlico Short Term Income Fund at a cost of $1,618,604. The sale of this investment has been restricted and has been valued in accordance with the guidelines adopted by the Board of Trustees. The total fair value of this security at November 30, 2005 is $1,618,604, which represents 9.60% of net assets.





See Notes to Financial Statements


PMFM Managed Portfolio Trust

Schedule of Investments
(Unaudited)

As of November 30, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value
                                       Shares          (Note 1)
-----------------------------------------------------------------    ---------------------------------------------------------------

EXCHANGE TRADED FUNDS - 99.87%

   Financial Select Sector
      SPDR Fund                      133,680          $ 4,260,382
   iShares MSCI EAFE
      Index Fund                     195,770           11,266,563
   iShares MSCI Japan
      Index Fund                     309,656            3,858,314
   iShares Russell 1000
      Growth Index Fund              112,143            5,767,514
   iShares Russell 2000
      Index Fund                      59,931            4,042,346
   iShares Russell 2000
      Value Index Fund                86,552            5,794,656
   iShares S&P MidCap 400/BARRA
      Growth Index Fund              102,330            7,699,309
   Midcap SPDR Trust Series 1        114,907           15,422,818
   Nasdaq 100 Index
      Tracking Stock                 230,665            9,514,931
   SPDR Trust Series 1
      Index Fund                      61,465            7,708,326
                                                    -------------

Total Exchange Traded Funds
      (Cost $73,286,256)                               75,335,159
                                                    -------------

Total Investments (Cost $73,286,256) - 99.87%          75,335,159
Other Assets less Liabilities - 0.13%                      99,428
                                                    -------------

Net Assets - 100.00%                                $  75,434,587
                                                    =============

Summary of Investments by Industry
                                          % of
Industry                                 Net Assets           Value
-----------------------------------------------------------------------
Exchange Traded Funds                      99.87%         $ 75,335,159
-----------------------------------------------------------------------
Total                                      99.87%         $ 75,335,159










See Notes to Financial Statements

PMFM Core Advantage Portfolio Trust

Schedule of Investments
(Unaudited)

As of November 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value
                                        Shares          (Note 1)
-----------------------------------------------------------------   ---------------------------------------------------------------

EXCHANGE TRADED FUNDS - 98.33%                                       (B)  Restricted  security  - A  restricted  security  cannot be resold to the general  public  without prior  registration
     Consumer Discretionary Select Sector                                 under the  Securities Act of 1933.  Restricted  securities
        SPDR Fund                     33,732          $ 1,116,529         are valued  according  to the  guidelines  and  procedures
     iShares Cohen & Steers Reality Majors                                adopted by the Board of Trustees. The Fund currently holds
        Index Fund                    14,972            1,127,691         118,837 shares of Pamlico Short Term Income Fund at a cost
     iShares Dow Jones US Basic Materials Sector                          of  $118,837.   The  sale  of  this  investment  has  been
        Index Fund                    22,289            1,131,613         restricted  and has been  valued  in  accordance  with the
     iShares Dow Jones US Telecommunications Sector                       guidelines  adopted  by the Board of  Trustees.  The total
        Index Fund                    46,754            1,116,018         fair  value  of this  security  at  November  30,  2005 is
     iShares MSCI EAFE Index                                              $118,837, which represents 1.09% of net assets.
        Fund                          15,995              920,512
     iShares Russell 2000 Index
        Fund                          20,165            1,360,129
     iShares S&P Latin America 40 Index                              Summary of Investments by Industry
                                                                                                         % of
        Fund                           4,563              561,249    Industry                          Net Assets        Value
     Midcap SPDR Trust Series 1       10,559            1,417,229    --------------------------------------------------------------
     SPDR Trust Series 1              15,165            1,901,843    Exchange Traded Funds               98.33%     $ 10,652,813
                                                    -------------    Investment Company                   0.75%           81,003
Total Exchange Traded Funds                                          Private Investment Company           1.09%          118,837
     (Cost $10,386,696)                                10,652,813    ---------------------------------------------------------------
                                                    -------------    Total                              100.17%     $ 10,852,653

INVESTMENT COMPANY - 0.75%
     Merrimac Cash Series Fund
     (Cost $81,003)                   81,003               81,003
                                                    -------------

PRIVATE INVESTMENT COMPANY - 1.09%
 (b Pamlico Short Term Income Fund
     (Cost $118,837)                 118,837              118,837
                                                    -------------

Total Investments (Cost $10,586,536) - 100.17%      $  10,852,653
Liabilities in Excess of Other Assets - (0.17)%           (18,887)
                                                    -------------

Net Assets - 100.00%                                $  10,833,766
                                                    =============









See Notes to Financial Statements

PMFM Tactical Opportunities Portfolio Trust

Schedule of Investments
(Unaudited)

As of November 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value
                                        Shares          (Note 1)
-----------------------------------------------------------------   ---------------------------------------------------------------

EXCHANGE TRADED FUNDS - 79.39%                                       *  Non-income producing investment.
                                                                     (B)  Restricted  security  - A  restricted  security  cannot be
     iShares Russell 2000                                                 resold to the general  public  without prior  registration
        Index Fund                    69,450         $  4,684,402         under the  Securities Act of 1933.  Restricted  securities
     Nasdaq 100 Index Tracking                                            are valued  according  to the  guidelines  and  procedures
        Stock                         56,900            2,347,125         adopted by the Board of Trustees. The Fund currently holds
*    Vanguard Mid-Cap                                                     580,098 shares of Pamlico Short Term Income Fund at a cost
        VIPERs                        36,160            2,332,682         of  $580,098.   The  sale  of  this  investment  has  been
                                                     ------------         restricted  and has been  valued  in  accordance  with the guidelines  adopted  by the Board of  Trustees.  The total
Total Exchange Traded Funds                                               fair  value  of this  security  at  November  30,  2005 is
     (Cost $8,745,082)                                  9,364,209         $580,098, which represents 4.92% of net assets.
                                                     ------------

INVESTMENT COMPANY - 3.35%                                           Summary of Investments by Industry
     Merrimac Cash Series Fund
     (Cost $395,411)                 395,411              395,411                                         % of
                                                     ------------    Industry                            Net Assets      Value
                                                                     ------------------------------------------------------------
PRIVATE INVESTMENT COMPANY - 4.92%                                   Exchange Traded Funds               79.39%      $ 9,364,209
 (B) Pamlico Short Term Income Fund                                  Investment Company                   3.35%          395,411
     (Cost $580,098)                 580,098              580,098    Private Investment Company           4.92%          580,098
                                                     ------------    ------------------------------------------------------------
                                                                     Total                               87.66%     $ 10,339,718


Total Investments (Cost $9,720,591) - 87.66%           10,339,718
Other Assets Less Liabilities - 12.34%                  1,455,251
                                                     ------------

Net Assets - 100.00%                                  $11,794,969
                                                     ============
                                                     Cumulative
                                                     Appreciation
FUTURES - LONG                     Contracts        (Depreciation)
------------------------------------------------------------------
*    Nasdaq 100 E-Mini Future,
     expires December 2005,
     principal amount $1,851,210,
     value $9,215,250                     55             $ (8,160)

*    Russell Mini Future,
     expires December 2005,
     principal amount $3,807,005,
     value $3,856,620                     57               49,615

*    S&P MID 400 E-Mini  Future,
     expires December 2005,
     principal amount $1,928,888
     value $1,979,640                     27               50,752
                                                     ------------

Total Cumulative Appreciation                        $     92,207
                                                     ------------


See Notes to Financial Statements

PMFM Funds

Statements of Assets and Liabilities
(Unaudited)                                                       Tactical                               Core            Tactical
                                                                Preservation           Managed        Advantage        Opportunities
As of November 30, 2005                                             Fund                Fund             Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------

Assets:
      Investments, at cost .................................     $ 16,529,664      $ 73,286,256      $ 10,586,536      $  9,720,591
      Investments, at value (note 1) .......................     $ 16,667,730      $ 75,335,159      $ 10,852,653      $ 10,339,718
      Cash .................................................              413              --                 236         1,355,721
      Receivables:
          Investments sold .................................             --             599,160              --                --
          Fund shares sold .................................          176,026            58,349            10,567               273
          Interest and dividends ...........................           38,997            42,653             3,184             7,398
          Variation Margin .................................             --                --                --              92,207
      Prepaid expenses .....................................           17,816            14,346             7,823            19,565
      Due from affiliates:
          Advisor (note2) ..................................             --                --               2,339              --
                                                                 ------------      ------------      ------------      ------------
      Total Assets .........................................       16,900,982        76,049,667        10,876,802        11,814,882

Liabilities:
      Payables:
          Fund shares repurchased ..........................           14,858           255,845            23,320              --
      Accrued expenses .....................................           19,751            53,250            19,716            19,913
      Disbursements in excess of cash on
          demand deposit ...................................             --             305,985              --                --
                                                                 ------------      ------------      ------------      ------------
      Total Liabilities ....................................           34,609           615,080            43,036            19,913

Net Assets .................................................     $ 16,866,373      $ 75,434,587      $ 10,833,766      $ 11,794,969
                                                                 ============      ============      ============      ============
Net Assets Consist of:
      Capital (par value and paid in surplus) ..............       16,694,968        70,703,634        12,263,483        12,545,416
      Accumulated net investment loss ......................          (17,499)          (57,525)          (32,789)          (81,700)
      Accumulated net realized gain
          (loss) on investments ............................           50,838         2,739,575        (1,663,045)       (1,380,081)
      Unrealized appreciation of investments ...............          138,066         2,048,903           266,117           711,334
                                                                 ------------      ------------      ------------      ------------
      Total Net Assets .....................................     $ 16,866,373      $ 75,434,587      $ 10,833,766      $ 11,794,969
                                                                 ============      ============      ============      ============
      Investor Shares Outstanding, $0.001 par value
          (unlimited shares authorized) ....................        1,671,299         7,443,872         1,092,535         1,107,179
      Net Assets - Investor Shares .........................     $ 16,662,947      $ 74,084,883      $ 10,833,766      $ 10,884,746
      Net Asset Value Per Investor Share ...................     $       9.97      $       9.95      $       9.92      $       9.83

      Advisor Shares Outstanding, $0.001 par value
          (unlimited shares authorized) ....................           20,643           136,692              --              93,358
      Net Assets - Advisor Shares ..........................     $    203,426      $  1,349,704      $       --        $    910,223
      Net Asset Value Per Advisor Share ....................     $       9.85      $       9.87      $       --        $       9.75



See Notes to Financial Statements

PMFM Funds

Statements of Operations
(Unaudited)                                                            Tactical                            Core           Tactical
                                                                     Preservation       Managed          Advantage     Opportunities
For the six month period ended November 30, 2005                         Fund            Fund              Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
     Interest ..................................................     $   156,940      $      --        $      --        $    25,156
     Dividends .................................................          65,392          905,189           60,055           53,987
                                                                     -----------      -----------      -----------      -----------
     Total Income ..............................................         222,332          905,189           60,055           79,143

Expenses:
     Advisory fees (note 2) ....................................         119,398          630,945           46,412           78,887
     Administration fees (note 2) ..............................          16,716           81,896            6,498           11,044
     Transfer agent fees (note 2) ..............................          13,500           13,500           10,500           13,500
     Fund accounting fees (note 2) .............................          19,004           23,047           13,871           18,631
     Custody fees (note 2) .....................................           3,916           11,813            3,149            3,669
     Compliance services fees (note 2) .........................           3,875            3,875            3,875            3,875
     Other accounting fees (note 2) ............................            --               --              5,502              956
     Distribution and service fees -
         Investor Shares (note 3) ..............................          23,622          124,702            9,282           14,810
     Distribution and service fees -
         Advisor Shares (note 3) ...............................           1,029            5,950             --              3,870
     Registration and filing administration
         fees (note 2) .........................................           8,014            8,014            4,032            8,115
     Compliance officer fees ...................................           3,750            3,750            3,750            3,750
     Legal fees ................................................           8,775            9,025            7,521            7,521
     Audit and tax preparation fees ............................           6,769            7,772            6,770            6,769
     Registration and filing expenses ..........................          15,041           20,055           15,041           12,533
     Shareholder servicing expenses ............................           2,407           10,027            1,504            1,003
     Printing expenses .........................................             375            4,011              100            1,003
     Trustees' fees and expenses ...............................           2,507            2,758            3,510            2,507
     Securities pricing fees ...................................             201              251              201              125
     Other operating expenses ..................................           6,769           18,049            6,017            6,017
                                                                     -----------      -----------      -----------      -----------
     Total Expenses ............................................         255,668          979,440          147,535          198,585

     Expenses reimbursed by Advisor (note 2) ...................            --               --             (8,279)            --
     Advisory fees waived (note 2) .............................         (15,837)            --            (46,412)         (37,742)
     Net Expenses ..............................................         239,831          979,440           92,844          160,843

Net Investment Loss ............................................         (17,499)         (74,251)         (32,789)         (81,700)
                                                                     -----------      -----------      -----------      -----------
Net Realized and Unrealized Gain (Loss) on Investments:
     Net realized gain (loss) from:
         Investment transactions ...............................         368,305       (2,335,334)         145,851           94,342
         Futures contracts .....................................            --               --               --           (223,593)
     Change in unrealized appreciation on investments ..........         137,220          413,440          167,921          511,137
                                                                     -----------      -----------      -----------      -----------
Net Realized and Unrealized Gain (Loss) on Investments .........         505,525       (1,921,894)         313,772          381,886

Net Increase (Decrease) in Net Assets
     Resulting from Operations .................................     $   488,026      $(1,996,145)     $   280,983      $   300,186
                                                                     ===========      ===========      ===========      ===========

See Notes to Financial Statements

PMFM Funds

Statements of Changes in Net Assets
                                                                      Tactical Preservation Fund               Managed Fund
For the six month period                                            November 30,        May 31,        November 30,       May 31,
and fiscal year ended                                                 2005 (a)            2005            2005 (a)         2005
------------------------------------------------------------------------------------------------------------------------------------

Operations:
      Net investment (loss) income ............................    $    (17,499)    $    (79,959)    $    (74,251)    $    491,241
      Net realized gain (loss) from investments ...............         368,305            6,162       (2,335,334)       5,074,868
      Change in unrealized appreciation
        on investments ........................................         137,220              846          413,440        1,635,463
                                                                   ------------     ------------     ------------     ------------
Net Increase (Decrease) in Net Assets .........................         488,026          (72,951)      (1,996,145)       7,201,572
      Resulting from Operations

Distributions to Shareholders from: (note 5)
      Net Investment income - Investor Shares .................            --               --           (223,521)        (250,994)
      Net realized gain from investment transactions-
        Investor Shares .......................................            --               --               --         (2,930,231)
        Advisor Shares ........................................            --               --               --            (11,390)
                                                                   ------------     ------------     ------------     ------------
Net Decrease in Net Assets from Distributions
      to Shareholders .........................................            --               --           (223,521)      (3,192,615)

Capital Share Transactions: (note 6)
      Investor Shares
        Shares sold ...........................................         873,867       25,597,196        9,843,470      100,711,961
        Reinvested dividends and distributions ................            --               --            222,924        3,175,901
        Shares repurchased ....................................      (5,189,453)     (26,673,406)     (50,025,908)    (215,369,852)
      Advisor Shares
        Shares sold ...........................................          77,200          352,908          710,290          909,854
        Reinvested dividends and distributions ................            --               --               --              9,821
        Shares repurchased ....................................        (230,065)          (2,530)        (405,141)         (70,451)
                                                                   ------------     ------------     ------------     ------------
Net Decrease in Net Assets from Capital
      Share Transactions ......................................      (4,468,451)        (725,832)     (39,654,365)    (110,632,766)

Net Decrease in Net Assets ....................................      (3,980,425)        (798,783)     (41,874,031)    (106,623,809)

Net Assets:
      Beginning of Period .....................................      20,846,798       21,645,581      117,308,618      223,932,427
                                                                   ------------     ------------     ------------     ------------
      End of Period ...........................................    $ 16,866,373     $ 20,846,798     $ 75,434,587     $117,308,618
                                                                   ------------     ------------     ------------     ------------

Accumulated Net Investment (Loss) Income ......................    $    (17,499)    $       --       $    (57,525)    $    240,247




(a) Unaudited.






See Notes to Financial Statements                                                                                       (Continued)

PMFM Funds

Statements of Changes in Net Assets
                                                                       Core Advantage Fund             Tactical Opportunities Fund
For the six month period                                             November 30,      May 31,        November 30,           May 31,
and fiscal year ended                                                  2005 (a)         2005            2005 (a)          2005 (b)
------------------------------------------------------------------------------------------------------------------------------------

Operations:
      Net investment loss ..................................     $    (32,789)     $    (49,898)     $    (81,700)     $    (92,733)
      Net realized gain (loss) from investments ............          145,851           (61,431)           94,342          (377,346)
      Net realized loss from future contracts ..............             --                --            (223,593)         (873,484)
      Change in unrealized appreciation
        of investments .....................................          167,921            76,239           511,137           200,197
                                                                 ------------      ------------      ------------      ------------
Net Decrease in Net Assets Resulting
      from Operations ......................................          280,983           (35,090)          300,186        (1,143,366)

Distributions to Shareholders: (note 5)
      In excess of net investment income -
        Investor Shares ....................................             --                --                --             (11,051)
      In excess of net investment income -
        Advisor Shares .....................................             --                --                --                 (42)
                                                                 ------------      ------------      ------------      ------------
Net Decrease in Net Assets from Distributions ..............             --                --                --             (11,093)

Capital Share Transactions: (note 6)
      Investor Shares
        Shares sold ........................................        6,535,248         2,722,295         3,069,629        28,423,087
        Reinvested dividends and distributions .............             --                --                --              11,052
        Shares repurchased .................................       (6,367,776)      (25,497,752)       (3,710,569)      (16,078,538)
      Advisor Shares
        Shares sold ........................................             --                --             548,631           718,662
        Reinvested dividends and distributions .............             --                --                --                  32
        Shares repurchased .................................             --                --                 (30)         (332,714)
                                                                 ------------      ------------      ------------      ------------
Net Increase (Decrease) in Net Assets from Capital
      Share Transactions ...................................          167,472       (22,775,457)          (92,339)       12,741,581

Net Increase (Decrease) in Net Assets ......................          448,455       (22,810,547)          207,847        11,587,122
                                                                 ------------      ------------      ------------      ------------

Net Assets:
      Beginning of Period ..................................       10,385,311        33,195,858        11,587,122              --
                                                                 ------------      ------------      ------------      ------------
      End of Period ........................................     $ 10,833,766      $ 10,385,311      $ 11,794,969      $ 11,587,122
                                                                 ============      ============      ============      ============
Accumulated Net Investment Loss ............................     $    (32,789)     $       --        $ (81,700) $              --



(a) Unaudited.
(b) For the period from September 27, 2004 (Date of Initial Public Investment) to May 31, 2005.





See Notes to Financial Statements

PMFM Funds

Financial Highlights                                                         Tactical Preservation Fund
                                                           Investor Class Shares                        Advisor Class Shares
For a share outstanding during the                November 30,    May 31,       May 31,       November 30,      May 31,      May 31,
six month period or fiscal year ended               2005 (a)       2005         2004 (b)        2005 (a)         2005       2004 (c)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ............ $   9.72       $    9.82     $  10.00        $  9.64     $  9.82      $  9.83
                                                  --------       ---------     --------        -------     -------      -------
Income from Investment Operations:
    Net investment loss .........................    (0.01)          (0.04)       (0.03)         (0.04)      (0.02)       (0.02)
    Net realized and unrealized gain
        (loss) on securities ....................     0.26           (0.06)       (0.15)          0.25       (0.16)        0.01
                                                  --------       ---------     --------        -------     -------      -------
Total from Investment Operations ................     0.25           (0.10)       (0.18)          0.21       (0.18)      (0.01)

Net Asset Value, End of Period .................. $   9.97       $    9.72     $   9.82        $  9.85     $  9.64      $  9.82
                                                  ========       =========     ========        =======     =======      =======
Total Return (f)(h) .............................     2.57%          (1.02%)      (1.80%)         2.18%      (1.83%)     (0.10%)
Net Assets, End of Period (in thousands) ........ $ 16,663       $  20,494    $  21,643        $   203     $   353      $    2
Average Net Assets for the Period (in thousands)  $ 18,846       $  23,809    $  19,166        $   205     $    76      $    2
Ratio of Gross Expenses to Average Net Assets (g)     2.67% (e)       2.54%        3.59% (e)      3.42% (e)   3.34%       4.61% (e)
Ratio of Net Expenses to Average Net Assets (g) .     2.50% (e)       2.43%        2.46% (e)      3.25% (e)   3.21%       3.25% (e)
Ratio of Net Investment Loss to
    Average Net Assets ..........................    (0.18%) (e)     (0.33%)      (1.61%)(e)     (0.93%)(e)  (0.84%)     (2.20%)(e)
Portfolio Turnover Rate .........................   124.01%         813.64%      400.93%        124.01%     813.64%     400.93%

                                                                                   Managed Fund
                                                        Investor Class Shares                        Advisor Class Shares
For a share outstanding during the                November 30,    May 31,     May 31,       November 30,      May 31,      May 31,
six month period or fiscal year ended               2005 (a)       2005      2004 (d)           2005 (a)         2005       2004 (c)
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ............ $  10.18       $   10.12     $  10.00       $  10.12     $ 10.12      $ 10.12
                                                  --------       ---------     --------        -------     -------      -------
Income from Investment Operations:
    Net investment (loss) income ................    (0.01)           0.04         --            (0.04)      (0.03)         --
    Net realized and unrealized (loss)
        gain on securities ......................    (0.20)           0.20         0.15          (0.21)       0.19          --
                                                  --------       ---------     --------        -------     -------      -------
Total from Investment Operations ................    (0.21)           0.24         0.15          (0.25)       0.16          --
Less Distributions:
    Dividends (from net investment income) ......    (0.02)          (0.02)       (0.03)            --         --           --
    Distributions (from capital gains) ..........      --            (0.16)          --             --       (0.16)         --
                                                  --------       ---------     --------        -------     -------      -------
Total Distributions .............................    (0.02)          (0.18)       (0.03)            --       (0.16)         --
Net Asset Value, End of Period .................. $   9.95       $   10.18     $  10.12        $  9.87     $ 10.12      $ 10.12
                                                  ========       =========     ========        =======     =======      =======
Total Return (f)(h) .............................    (2.07%)          2.30%        1.47%         (2.47%)      1.50%       (0.00%)
Net Assets, End of Period (in thousands) ........ $ 74,085        $116,229     $223,699        $ 1,350     $ 1,080      $   234
Average Net Assets for the Period (in thousands)  $ 99,489        $193,111     $149,975        $ 1,187     $   754      $    40
Ratio of Gross Expenses to Average Net Assets (g)     1.93% (e)       1.80%        1.87% (e)      2.68% (e)   2.58%        2.65% (e)
Ratio of Net Expenses to Average Net Assets (g) .     1.93% (e)       1.80%        1.85% (e)      2.68% (e)   2.58%        2.65% (e)
Ratio of Net Investment (Loss) Income to
    Average Net Assets ..........................    (0.13%)(e)       0.26%       (0.12%)(e)     (0.88%)(e)  (0.36%)      (1.74%)(e)
Portfolio Turnover Rate .........................   639.25%         929.50%      421.74%        639.25%     929.50%      421.74%

(a) Unaudited.
(b) For the period from March 25, 2004 (Date of Initial Public Investment) through May 31, 2004.
(c) For the period from April 30, 2004 (Date of Initial Public Investment) through May 31, 2004.
(d) For the period from June 30, 2003 (Date of Initial Public Investment) through May 31, 2004.
(e) Annualized.
(f) Not annualized.
(g) The ratios of expenses to average net assets do not reflect the Funds proportionate share of expenses of the underlying investment companies in which the Funds invest.
(h) For Advisor Class Shares total return does not reflect payment of a sales charge.

See Notes to Financial Statements                                                                                       (Continued)


PMFM Funds

Financial Highlights
                                                                                            Core Advantage Fund
For a share outstanding during the                                            November 30,       May 31,           May 31,
six month period or fiscal year ended                                           2005 (a)          2005             2004 (b)
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ................................        $     9.54         $    9.52        $    10.00
Income from Investment Operations:                                           ----------         ---------        ----------
    Net investment loss .............................................             (0.03)            (0.05)            (0.04)
    Net realized and unrealized gain
        (loss) on securities ........................................              0.41              0.07             (0.44)
                                                                             ----------         ---------        ----------
Total from Investment Operations ....................................              0.38              0.02             (0.48)

Net Asset Value, End of Period ......................................        $     9.92         $    9.54        $     9.52
                                                                             ==========         =========        ==========
Total Return (e) ....................................................              3.98%             0.21%            (4.80%)
Net Assets, End of Period (in thousands) ............................        $   10,834          $ 10,385        $    33,196
Average Net Assets for the Period (in thousands) ....................        $    7,406          $ 22,070        $    38,326
Ratio of Gross Expenses to Average Net Assets (f) ...................              3.97% (d)         2.48%              2.44% (d)
Ratio of Net Expenses to Average Net Assets (f) .....................              2.50% (d)         2.35%              2.44% (d)
Ratio of Net Investment Loss to
    Average Net Assets ..............................................             (0.88%)           (0.23)             (1.19%)(d)
Portfolio Turnover Rate .............................................            196.80%           912.21%            396.55%

                                                                                        Tactical Opportunities Fund
                                                                         Investor Class Shares              Advisor Class Shares
For a share outstanding during the                                      November 30,    May 31,            November 30,     May 31,
six month period or fiscal year ended                                    2005 (a)     2005 (c)                2005 (a)     2005 (c)
--------------------------------------------------------------------------------------------------     ----------------------------

Net Asset Value, Beginning of Period .............................      $   9.49       $  10.00          $  9.45        $ 10.00
Income from Investment Operations:                                      --------       --------          -------        -------
    Net investment loss ..........................................         (0.07)         (0.06)           (0.09)         (0.11)
    Net realized and unrealized gain (loss) on securities ........          0.41          (0.43)            0.39          (0.43)
                                                                        --------       --------          -------        -------
Total from Investment Operations .................................          0.34          (0.49)            0.30          (0.54)
Less Distributions:
    Dividends (from net investment income) .......................        --              (0.02)              --          (0.01)
                                                                        --------       --------          -------        -------
Total Distributions ..............................................        --              (0.02)              --          (0.01)
Net Asset Value, End of Period ...................................      $   9.83       $   9.49          $  9.75        $  9.45
                                                                        ========       ========          =======        =======
Total Return (e)(g) ..............................................          3.58%         (4.91%)           3.17%         (5.38%)
Net Assets, End of Period (in thousands) .........................      $ 10,885       $ 11,228          $   910        $   359
Average Net Assets for the Period (in thousands) .................      $ 11,816       $ 10,476          $   772        $   321
Ratio of Gross Expenses to Average Net Assets (f) ................          3.10% (d)      3.89% (d)        3.85% (d)      4.62% (d)
Ratio of Net Expenses to Average Net Assets (f) ..................          2.50% (d)      2.50% (d)        3.25% (d)      3.25% (d)
Ratio of Net Investment Loss to
    Average Net Assets ...........................................         (1.24%)(d)     (1.24%)(d)       (1.99%)(d)     (2.06%)(d)
Portfolio Turnover Rate ..........................................         30.74%        123.69%           30.74%        123.69%

(a) Unaudited.
(b) For the period from January 27, 2004 (Date of Initial Public Investment) through  May 31,  2004.
(c) For the period from September 27, 2004 (Date of Initial Public Investment) through May 31, 2005.
(d) Annualized.
(e) Not annualized.
(f) The ratios of expenses to average net assets do not reflect the Funds proportionate share of expenses of the underlying investment companies in which the Funds invest.
(g) For Advisor  Class Shares  total return does not reflect  payment of a sales charge.


See Notes to Financial Statements


The PMFM Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

1.   Organization    and   Significant    and realized and  unrealized  gains or
     Accounting Policies                  losses on investments are allocated to
                                          each  class of shares  based  upon its
The PMFM Tactical Preservation relative net assets. Both classes have Portfolio Trust, The PMFM Managed equal voting privileges, except where
Portfolio   Trust,   The   PMFM   Core    otherwise  required by law or when the
Advantage Portfolio Trust, and The Board of Trustees (the "Trustees") PMFM Tactical Opportunities Portfolio determines that the matter to be voted Trust (collectively the "Funds" and on affects only the interests of the
individually       the       "Tactical    shareholders of a particular class.
Preservation  Fund",  "Managed  Fund",
"Core Advantage Fund", and "Tactical The following accounting policies have Opportunities Fund" respectively) are been consistently followed by the series funds. The Funds are part of Funds and are in conformity with The PMFM Investment Trust (the accounting principles generally
"Trust"),  which  was  organized  as a    accepted  in  the  United   States  of
Delaware   Statutory   Trust   and  is    America.
registered    under   the   Investment
Company Act of 1940 (the "1940  Act"),    Investment Valuation
as amended, as an open-ended The Funds' investments in securities management investment company. Each of are carried at value. Securities the Funds in this report is classified listed on an exchange or quoted on a as non-diversified as defined in the national market system are valued at
1940.                                     the last  sales  price as of 4:00 p.m.
                                          Eastern Time. Securities traded in the
The PMFM Tactical Preservation NASDAQ over-the-counter market are Portfolio Trust, formerly known as the generally valued at the NASDAQ
PMFM Moderate Portfolio Trust, Official Closing Price. Other commenced operations on March 25, securities traded in the 2004. The investment objective of the over-the-counter market and listed Fund is to achieve a balance between securities for which no sale was long-term capital appreciation and reported on that date are valued at capital preservation through the most recent bid price. Securities investments in exchange-traded funds and assets for which representative
and  in  cash   or   cash   equivalent    market   quotations  are  not  readily
positions.                                available  (e.g.,  if the  exchange on
                                          which  the   portfolio   security   is
The  PMFM  Managed   Portfolio  Trust,    principally  traded closes early or if
formerly known as the PMFM ETF trading of the particular portfolio Portfolio Trust, commenced operations security is halted during the day and on June 30, 2003. The investment does not resume prior to the Funds'
objective of the Fund is to seek net asset value calculation) or which long-term capital appreciation, while cannot be accurately valued using the maintaining a secondary emphasis on Funds' normal pricing procedures are capital preservation through valued at fair value as determined in investments in exchange-traded funds good faith under policies approved by
and  in  cash   or   cash   equivalent    the Trustees.  A portfolio  security's
positions.                                "fair value" price may differ from the
                                          price   next    available   for   that
The PMFM Core Advantage Portfolio portfolio security using the Funds' Trust, formerly known as The normal pricing procedures. Instruments MurphyMorris ETF Fund, commenced with maturities of 60 days or less are operations on January 27, 2004. The valued at amortized cost, which
investment objective of the Fund is to    approximates market value.
seek   long-term   growth  of  capital
through investments in exchange-traded    Futures Contracts
funds  and in cash or cash  equivalent    The PMFM Tactical  Opportunities  Fund
positions.                                may  invest in futures  contracts  for
                                          the purpose of hedging their  existing
The PMFM Tactical Opportunities securities or securities it intends to Portfolio Trust commenced operations purchase against fluctuations in fair on September 27, 2004. The investment value caused by changes in prevailing objective of the Fund is to seek markets. A futures contract is a
long-term     capital     appreciation    bilateral  agreement  to buy or sell a
principally through investments in security (or deliver a cash settlement exchange-traded funds and in cash or price, in the case of a contract
cash equivalent positions.                relating to an index or otherwise  not
                                          calling for  physical  delivery at the
The Tactical Preservation Fund, end of trading in the contracts) for a Managed Fund, and Tactical set price in the future. The Fund, Opportunities Fund offer two classes upon entering into a futures contract of shares (Advisor Shares and Investor (and to maintain the Fund's open Shares). Each class of shares has position in the futures contract), is equal rights as to assets of the Fund, required to deposit with the custodian and the classes are identical except in a segregated account in the name of for differences in their sales charge the futures broker an amount of cash, structures and ongoing distribution U.S. Government securities, suitable and service fees. Income, expenses, money market instruments, or liquid, high-grade debt  securities,  known as

                                                                     (Continued)

The PMFM Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

"initial margin." Subsequent payments,    Dividend  Distributions
known as "variation  margin," are made    Each  of the  Funds  may  declare  and
to and from the futures broker on a distribute dividends from net daily basis as the price of the investment income (if any) at the end underlying assets fluctuates. The Fund of each calendar quarter. recognizes an unrealized gain or loss Distributions from capital gains (if on a daily basis equal to the any) are generally declared and
variation   margin.   When  a  futures    distributed annually.
contract    is   closed,    the   Fund
recognizes  a  realized  gain  or loss    Estimates
equal to the  difference  between  the    The     preparation    of    financial
value of the contract at the time it statements in conformity with was opened and the value at the time accounting principles generally it was closed. Futures contracts can accepted in the United States of be volatile instruments and involve America requires management to make certain risks. If futures contracts estimates and assumptions that affect are entered into at an inappropriate the amount of assets, liabilities, time, or market movements are judged expenses and revenues reported in the incorrectly, then the Fund may realize financial statements. Actual results
a loss. Futures contracts also involve    could differ from those estimates.
the risk of an  imperfect  correlation
between   the  value  of  the  futures    Federal Income Taxes
contracts and the underlying assets, No provision for income taxes is as well as the risk that the included in the accompanying financial investment may not be liquid. The PMFM statements, as the Funds intend to Tactical Opportunities Fund held 139 distribute to shareholders all taxable futures contracts with a variation investment income and realized gains margin of $92,207, and $489,750 held and otherwise comply with the as collateral for the futures requirements of Subchapter M of the
contracts.                                Internal  Revenue Code  applicable  to
                                          regulated investment companies.
Investment Transactions and Investment
Income                                    Indemnifications
Investment transactions are accounted Under the Funds' organizational for as of the date purchased or sold documents, its officer and Trustees (trade date). Dividend income is are indemnified against certain recorded on the ex-dividend date. liabilities arising out of the
Certain    dividends    from   foreign    performance  of  their  duties  to the
securities will be recorded as soon as Funds. In addition, in the normal the Trust is informed of the dividend course of business, the Funds enter if such information is obtained into contracts with their vendors and subsequent to the ex-dividend date. others that provide for general
Interest  income  is  recorded  on the    indemnifications.  The Funds'  maximum
accrual     basis     and     includes    exposure under these  arrangements  is
amortization    of    discounts    and    unknown as this would  involve  future
premiums.   Gains   and   losses   are    claims  that may be made  against  the
determined  on  the  identified   cost    Funds.  The Funds  expect that risk of
basis,  which is the same  basis  used    loss to be remote.
for federal income tax purposes.
                                          2.   Transactions with Affiliates
Expenses
Each  Fund  bears  expenses   incurred    Advisor
specifically on its behalf as well as Each Fund pays a monthly advisory fee a portion of general expenses, which to PMFM, Inc. (the "Advisor") based
are  allocated  according  to  methods    upon the  average  daily net assets of
approved annually by the Trustees.        the Fund and  calculated at the annual
                                          rates  as   shown   in  the   schedule
Restricted Security Transactions          provided on the  following  page.  The
Restricted securities held by the Fund Advisor has entered into contractual may not be sold unless registered agreements ("Expense Limitation pursuant to an effective registration Agreement") with the Funds under which statement filed under the Securities it has agreed to waive or reduce its
Act of 1933, as amended (the fees and to assume other expenses of "Securities Act") or offered pursuant the Funds, if necessary, in amounts to an exemption from, or in a that limit the Funds' total operating
transaction   not   subject   to,  the    expenses   (exclusive   of   interest,
registration requirements of the taxes, brokerage fees and commissions, Securities Act. The risk of investing extraordinary expenses, and payments, in such securities is generally if any, under a Rule 12b-1 Plan) to greater than the risk of investing in not more than a specified percentage
the  securities  of  publicly   traded    of the  average  daily  net  assets of
companies.  Lack of a secondary market    each Fund for the current period.
and resale  restrictions may result in
the  inability  of the  Fund to sell a
security  at  a  fair  price  and  may
substantially  delay  the  sale of the
security   it  seeks   to   sell.   In
addition,  restricted  securities  may
exhibit greater price  volatility than
securities for which secondary markets
exist.                                                               (Continued)

The PMFM Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

The expense limitation percentages, as    Transfer    Agent
well as the Advisory fees waived and North Carolina Shareholder Services, expenses reimbursed for the current LLC ("Transfer Agent" serves as six month period ended November 30, transfer, dividend paying, and
2005  are  included  in  the  schedule    shareholder  servicing  agent  for the
below.                                    Funds.  It receives  compensation  for
                                          its  services  based  upon a charge of
Compliance Services                       $15 per shareholder per year,  subject
The Nottingham Compliance Services, to a minimum fee of $1,750 per month LLC, a fully owned affiliate of The per Fund and $500 per month per Fund
Nottingham Company,  provides services    for each additional class of shares.
which   assists  the   Trust's   Chief
Compliance Officer in monitoring and Certain Trustees and officers of the testing the policies and procedures of Trust are also officers of the
the Trust in relation to  requirements    Advisor,   the   Distributor   or  the
under Rule 38a-1 of the Securities and    Administrator.
Exchange   Commission.   It   receives
compensation  for this  service  at an
annual  rate of $7,750  for each fund.

-----------------------------------------------------------------------------------------------------------------------------------
Advisor Table                              Advisor Fees
                                       Average Net                          Expense Limitation        Advisor Fees    Expenses
Fund                                      Assets             Rate                 Ratio                Waived         Reimbursed
-----------------------------------------------------------------------------------------------------------------------------------
Tactical Preservation Fund             On all assets        1.25%             Class level            $15,837                   -
                   Advisor Shares                                                   3.25%
                  Investor Shares                                                   2.50%
-----------------------------------------------------------------------------------------------------------------------------------
Managed Fund                           On all assets        1.25%             Class level                  -                   -
                   Advisor Shares                                                   2.70%
                  Investor Shares                                                   1.95%
-----------------------------------------------------------------------------------------------------------------------------------
Core Advantage Fund                    On all assets        1.25%                   2.50%            $46,412              $8,279
-----------------------------------------------------------------------------------------------------------------------------------
Tactical Opportunities Fund            On all assets        1.25%             Class level            $37,742                   -
                   Advisor Shares                                                   3.25%
                  Investor Shares                                                   2.50%
-----------------------------------------------------------------------------------------------------------------------------------

Administrator

Each Fund pays a monthly funds, additional compensation for administration fee to The Nottingham fund accounting and recordkeeping Company ("the Administrator) based services and for certain costs upon the average daily net assets of involved with the daily valuation of the Fund and calculated at the annual securities and as reimbursement for rates which are subject to a minimum out-of-pocket expenses. A breakdown of of $2,000 per month per fund. The fees paid to the Administrator is
Administrator  also  receives a fee to    provided below.
procure and pay the custodian for the

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       Fund          Fund
                        Administration Fees              Custody Fees               Accounting     Accounting         Blue Sky
                 Average Net             Annual     Average Net          Annual         Fees        Fees (on       Administration
                   Assets                 Rate       Assets               Rate       (monthly)     all assets)      Fees (annual)
-----------------------------------------------------------------------------------------------------------------------------------
All Funds        First $50 million       0.175%    First $100 million     0.020%     $2,250 (1)        0.01%       $150 per state
                  Next $50 million       0.150%    Over $100 million      0.009%       $750 (1)
                  Next $50 million       0.125%
                  Next $50 million       0.100%
                 Over $200 million       0.075%
-----------------------------------------------------------------------------------------------------------------------------------
     (1)  These fees are based on the number of classes  of shares for each Fund.  Each Fund pays  $2,250 per month for the  initial class of shares and $750 per month for each additional class of shares.

                                                                                                                        (Continued)

The PMFM Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

3.   Distribution and Service Fees        4.Purchases  and  Sales of  Investment
                                            Securities
The  Trustees,  including the Trustees
who are not  "interested  persons"  of    For  the  six   month   period   ended
the Trust as  defined  in the 1940 Act    November 30, 2005,  the aggregate cost
adopted  a  distribution  and  service    of purchases  and proceeds  from sales
plan  pursuant  to Rule  12b-1  of the    of  investment  securities  (excluding
1940   Act  (the   "Plan").   The  Act    short-term    securities)    were   as
regulates   the   manner  in  which  a    follows:
regulated   investment   company   may
assume  costs  of   distributing   and    -------------------------------------------------
promoting  the sales of its shares and                                      Proceeds from
servicing of its shareholder accounts.                         Purchases of      Sales of
                                          Fund                  Securities     Securities
The Plan  provides  that the  Tactical    -------------------------------------------------
Preservation  Fund,  Managed Fund, and    Tactical              $11,634,427    $23,081,340
Tactical  Opportunities Fund may incur    Preservation Fund
certain  costs,  which may not  exceed    Managed Fund         $331,133,136   $365,866,986
0.25%  and  1.00%  per  annum  of  the    Core Advantage Fund   $12,309,911    $12,029,481
average  daily net assets of  Investor    Tactical
shares     and     Advisor     shares,    Opportunities  Fund    $2,942,206     $3,320,688
respectively,  for each  year  elapsed    -------------------------------------------------
subsequent  to  adoption  of the Plan,
and 0.25% for Core Advantage Fund, for
payment to the  Distributor and others    There  were no  purchases  or sales of
for   items   such   as    advertising    long-term U.S. Government  Obligations
expenses,       selling      expenses,    for any of the  funds  during  the six
commissions, travel, or other expenses    month period ended November 30, 2005.
reasonably intended to result in sales
of Investor  Class  shares and Advisor    5.   Federal Income Tax
Class  shares  in the Fund or  support
servicing   of   Investor   Class  and    The tax components of capital shown in
Advisor  Class  shareholder  accounts.    the   table   below   represent:   (1)
Such expenditures  incurred as service    distribution  requirements  the  Funds
fees may not exceed 0.25% per annum of    must  satisfy  under  the  income  tax
the  Funds'  average  annual net asset    regulations,  (2) losses or deductions
value for each class of shares of each    the   Funds  may  be  able  to  offset
Fund.  For the six month  period ended    against  income and gains  realized in
November   30,   2005,   the  Tactical    future  years,   and  (3)   unrealized
Preservation Fund incurred $23,622 and    appreciation    or   depreciation   of
$1,029  for  the  Investor  Class  and    investments  for  federal  income  tax
Advisor   Class,   respectively,   the    purposes as of May 31, 2005.
Managed  Fund  incurred  $124,702  and
$5,950  for  the  Investor  Class  and    Accumulated capital losses noted below
Advisor Class, respectively,  the Core    represent net capital loss  carryovers
Advantage  fund incurred  $9,282,  and    as  of  May  31,   2005  that  may  be
the   Tactical    Opportunities   Fund    available  to offset  future  realized
incurred  $14,810  and  $3,870 for the    capital   gains  and  thereby   reduce
Investor   Class  and  Advisor  Class,    future taxable gain distributions.
respectively,   in  distribution   and
service fees under the Plans.             Other  book  tax  differences  in  the
                                          current  year  primarily   consist  of
                                          deferred post-October losses.

----------------------------------------------------------------------------------------------------------------------------------
Fund                               Undistributed        Accumulated                                                       Net Tax
                                     Ordinary            Long-Term         Accumulated         Other Book to       Appreciation/
                                      Income               Gains          Capital Losses      Tax Differences     (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
Tactical Preservation Fund                      -                 -            $317,467                     -                $846
Managed Fund                           $5,315,156                 -                   -                     -          $1,591,399
Core Advantage Fund                             -                 -          $1,808,896                     -            $266,117
Tactical Opportunities Fund                     -                 -                   -              $967,642            $711,334
----------------------------------------------------------------------------------------------------------------------------------


The PMFM Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________


Accumulated capital losses noted below    The aggregate cost of investments  and
represent     net     capital     loss    the    composition    of    unrealized
carry-forwards,  as of May  31,  2005,    appreciation   and   depreciation   of
that may be available to offset future    investment   securities   for  federal
realized  capital  gains  and  thereby    income tax purposes as of November 30,
reduce     future     taxable    gains    2005  are  noted   below.   Unrealized
distributions.   The  following  table    appreciation       and      unrealized
shows  the  expiration  dates  of  the    depreciation   in  the   table   below
carryovers.                               exclude  appreciation/depreciation  on
                                          foreign  currency  translations.   The
                                          primary  difference  between  book and
                                          tax   appreciation/(depreciation)   of
                                          investments    is   wash   sale   loss
                                          deferrals.

---------------------------------------------------
Fund                        May 31, 2012   May 31,
                                            2013
---------------------------------------------------
Tactical Preservation Fund      $317,467      $  -
Managed Fund                         $ -      $  -
Core Advantage Fund           $1,747,465   $61,431
Tactical Opportunities Fund          $ -      $  -
---------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Fund                                                  Federal Tax Cost           Aggregate Gross            Aggregate Gross
                                                                             Unrealized Appreciation    Unrealized Depreciation
---------------------------------------------------------------------------------------------------------------------------------
Tactical Preservation Fund                                      $16,529,664                  $138,066                         $ -
Managed Fund                                                    $73,743,760                $2,048,903                    $457,504
Core Advantage Fund                                             $10,586,536                  $266,117                         $ -
Tactical Opportunities Fund                                      $9,720,591                  $719,494                      $8,160
---------------------------------------------------------------------------------------------------------------------------------


The    amount   of    dividends    and    are due to  differing  treatments  for
distributions   from  net   investment    items  such as net  short-term  gains,
income and net realized  capital gains    deferral of wash sale losses,  foreign
are  determined  in  accordance   with    currency transactions,  net investment
federal income tax  regulations  which    losses      and      capital      loss
may differ from accounting  principles    carry-forwards.    Certain   permanent
generally   accepted   in  the  United    differences  such  as tax  returns  of
States of America.  These  differences    capital and net investment  losses, if
                                          any,  would  be  reclassified  against
                                          capital.


6.       Capital Share Transactions

------------------------------------------ --------------------------------------------------------------------------------------
                                                                       Tactical Preservation Fund
                                                      Investor Class                                Advisor Class

For the six month period and fiscal year          November 30,           May 31,               November 30,              May 31,
ended                                               2005 (a)               2005                   2005 (a)                 2005
------------------------------------------ --------------------------------------------------------------------------------------
Transactions in Fund Shares
        Shares sold                                   88,165              2,612,138                  7,735                 36,560
        Reinvested distributions                           -                      -                      -                      -
        Shares repurchased                         (525,089)            (2,707,209)               (23,645)                  (261)
Net (Decrease) Increase in Capital
   Share Transactions                              (436,924)               (95,071)               (15,910)                 36,299
Shares Outstanding, Beginning of
   Period                                          2,108,223              2,203,294                 36,553                    254
Shares Outstanding, End of Period                  1,671,299              2,108,223                 20,643                 36,553
------------------------------------------ --------------------------------------------------------------------------------------
(a) Unaudited.


                                                                                                                      (Continued)


The PMFM Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

Capital Share Transactions (Continued)

----------------------------------------- ---------------------------------------------------------------------------------------
                                                                               Managed Fund
                                                         Investor Class                                Advisor Class
For the six month period and fiscal year          November 30,              May 31,             November 30,              May 31,
ended                                               2005 (a)                 2005                 2005 (a)                 2005
----------------------------------------- ---------------------------------------------------------------------------------------
Transactions in Fund Shares
        Shares sold                                     972,886            9,964,477                69,666                89,685
        Reinvested distributions                         22,028              305,526                     -                   947
        Shares repurchased                          (4,965,629)         (20,952,900)              (39,687)               (7,012)
Net (Decrease) Increase in
Capital
   Share Transactions                               (3,970,715)         (10,682,897)                29,979                83,620
Shares Outstanding, Beginning of
   Period                                            11,414,587           22,097,484               106,713                23,093
Shares Outstanding, End of Period                     7,443,872           11,414,587               136,692               106,713
----------------------------------------- ---------------------------------------------------------------------------------------
 (a) Unaudited.

----------------------------------------- -------------------------------------------
                                                        Core Advantage Fund
For the six month period and fiscal year          November 30,              May 31,
ended                                                2005 (a)                 2005
----------------------------------------- -------------------------------------------
Transactions in Fund Shares
        Shares sold                                    661,199               287,402
        Reinvested distributions                             -                     -
        Shares repurchased                           (656,716)           (2,684,650)
Net Increase (Decrease) in Capital
   Share Transactions                                    4,483           (2,397,248)
Shares Outstanding, Beginning of
   Period                                            1,088,052             3,485,300
Shares Outstanding, End of Period                    1,092,535             1,088,052
------------------------------------------ ------------------------------------------
(a) Unaudited.

--------------------------------------------- ----------------------------------------------------------------------------------
                                                                          Tactical Opportunities Fund
                                                        Investor Class                                Advisor Class

For the six month period and fiscal year       November 30,              May 31,             November 30,              May 31,
ended                                            2005 (a)                 2005                 2005 (a)                 2005
--------------------------------------------- ----------------- ---------------------- ------------------ ----------------------
Transactions in Fund Shares
        Shares sold                                    311,749              2,883,399             55,349                 73,599
        Reinvested distributions                             -                  1,100                  -                      3
        Shares repurchased                           (387,546)            (1,701,523)                (3)               (35,590)
Net (Decrease) Increase in Capital
   Share Transactions                                 (75,797)              1,182,976             55,346                 38,012
Shares Outstanding, Beginning of
   Period                                            1,182,976                      -             38,012                      -
Shares Outstanding, End of Period                    1,107,179              1,182,976             93,358                 38,012
--------------------------------------------- ----------------- ---------------------- ------------------ ----------------------
(a) Unaudited.

7. MurphyMorris Merger

The  Board  of  Trustees   unanimously    May  25,  2005.  On May 27,  2005  the
approved  a  Plan  of   Reorganization    shareholders  of the  Fund  voted  and
subject to shareholder approval in its    approved  the  reorganization  of  the
proposed  form on  March  4,  2005 and    MurphyMorris  ETF Fund  into PMFM Core
unanimously ratified the final form on    Advantage   Portfolio   Trust,   which
                                          effectively occurred on June 1, 2005.


                                                                                                                    (Continued)

The PMFM Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

8.   Change in Independent  Registered
     Public Accounting Firm

On May 18, 2005, the Board of Trustees
engaged  Briggs,  Bunting & Dougherty,
LLP  ("BBD")  as its  new  independent
registered  public accounting firm. At
no time  preceding  the  engagement of
BBD did the  Funds  consult  the  firm
regarding  either (i) the  application
of   accounting    principles   to   a
specified     transaction,      either
completed or proposed,  or the type of
audit  opinion  that might be rendered
on the Funds' financial statements, or
(ii)  any   matter   that  was  either
subject   of  a   disagreement   or  a
reportable  event,  as such  terms are
defined in Item 304 of Regulation S-K.

Prior to this date,  Deloitte & Touche
LLP   ("Deloitte")   served   as   the
independent      registered     public
accounting  firm  for  the  Trust  and
issued reports on the Funds' financial
statements  as of  May  31,  2005  and
2004.  Such reports did not contain an
adverse  opinion  or a  disclaimer  of
opinion,  nor were they  qualified  or
modified  as  to  uncertainty,   audit
scope, or accounting principles.

At no time  preceding  the  removal of
Deloitte  & Touche  LLP were there any
disagreements  with  Deloitte & Touche
LLP  on  any   matter  of   accounting
principles  or  practices,   financial
statement   disclosure,   or  auditing
scope     or     procedure,      which
disagreements,  if not resolved to the
satisfaction of Deloitte & Touche LLP,
would have caused it to make reference
to   the   subject   matter   of   the
disagreements  in connection  with its
report.   At  no  time  preceding  the
removal  of  Deloitte & Touche LLP did
any  of  the  events   enumerated   in
paragraphs  (1)(v)(A)  through  (D) of
Item 304(a) of Regulation S-K occur.

The PMFM Funds

Additional Information (Unaudited)

________________________________________________________________________________

1.   Proxy Voting  Policies and Voting
     Record

A copy of the Trust's Proxy Voting and
Disclosure  Policy  and the  Advisor's
Proxy Voting and Disclosure Policy are
included  as  Appendix B to the Funds'
Statement  of  Additional  Information
and is available, without charge, upon
request,  by  calling  1-800-773-3863.
Information  regarding  how the  Funds
voted  proxies  relating to  portfolio
securities   during  the  most  recent
12-month  period  ended June 30,  2005
will be available (1) without  charge,
upon request,  by calling the Funds at
the number  above and (2) on the SEC's
website at http://www.sec.gov.

2.   Quarterly Portfolio Holdings

The Funds file their complete schedule
of portfolio holdings with the SEC for
the first and third  quarters  of each
fiscal  year on Form N-Q.  The  Funds'
Forms N-Q are  available  on the SEC's
website at http://www.sec.gov. You may
review  and make  copies  at the SEC's
Public  Reference  Room in Washington,
D.C. You may also obtain  copies after
paying a  duplicating  fee by  writing
the SEC's  Public  Reference  Section,
Washington,   D.C.  20549-0102  or  by
electronic          request         to
publicinfo@sec.gov,  or  is  available
without  charge,   upon  request,   by
calling  the  Fund at  1-800-773-3863.
Information  on the  operation  of the
Public  Reference Room may be obtained
by calling the SEC at 202-942-8090.

                   (This page was intentionally left blank.)

The PMFM Mutual Funds
are series of the
PMFM Investment Trust








For Shareholder Service Inquiries:           For Investment Advisor Inquiries:

Documented:                                  Documented:

NC Shareholder Services                      PMFM, Inc.
116 South Franklin Street                    1551 Jennings Mill Road
Post Office Drawer 4365                      Suite 2400A
Rocky Mount, North Carolina 27802-0069       Bogart, Georgia 30622

Toll-Free Telephone:                         Toll-Free Telephone:

1-800-773-3863                               1-866-ETF-PMFM, 1-866-383-7636

World Wide Web @:                            World Wide Web @:

nottinghamco.com                             pmfmfunds.com








                                    PMFM INC.
                                    Personal Mutual Fund Management

Item 2. CODE OF ETHICS.
        --------------

     Not applicable.





Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.
        --------------------------------

        Not applicable.




Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
        --------------------------------------

        Not applicable.





Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
        -------------------------------------

        Not applicable.





Item 6. SCHEDULE OF INVESTMENTS.
        -----------------------

     A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.




Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
        -----------------------------------------------------------------

     Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
        ----------------------------------------------------------------

     Not applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
        ------------------------------------------------------------------

     Not applicable.





Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
         ---------------------------------------------------

     None.



Item 11. CONTROLS AND PROCEDURES.
         -----------------------

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 12. EXHIBITS.
         --------

(a)(1)   Not applicable.


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PMFM INVESTMENT TRUST


By: (Signature and Title)        /s/ Timothy A. Chapman
                                 ________________________________
                                 Timothy A. Chapman
                                 President and Principal Executive Officer


Date: January 26, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Timothy A. Chapman
                                 ________________________________
                                 Timothy A. Chapman
                                 President and Principal Executive Officer
                                 PMFM Investment Trust

Date: January 26, 2006





By:  (Signature and Title)       /s/ Donald L. Beasley
                                 ________________________________
                                 Donald L. Beasley
                                 Trustee, Chairman, Treasurer and Principal
                                 Financial Officer
                                 PMFM Investment Trust

Date: January 26, 2006